Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

16. Income taxes

     We have subsidiaries in a number of tax jurisdictions, principally, The Netherlands, Ireland, the United States of America and Sweden. Income tax expense/(benefit) by tax jurisdiction is summarized below for the periods indicated.

	Year ended December 31,
	2009	2010	2011
Deferred tax expense (benefit)
The Netherlands	$(15,959)	$6,085	$4,322
Ireland	20,711	18,446	6,668
United States of America	(5,444)	(2,252)	4,317
Sweden	171	6	633
Other	(47)	—	—
	(568)	22,285	15,940
Current tax expense (benefit)
United States of America	1,521	(764)	(1,730)
The Netherlands	—	673	1,250
	1,521	(91)	(480)

Income tax expense (benefit)	$953	$22,194	$15,460

Reconciliation of statutory income tax expense to actual income tax expense/(benefit) is as follows:

	Year ended December 31,
	2009	2010	2011
Income tax expense at statutory income tax rate	$51,921	$65,848	$57,513

Valuation allowance (1)	14,746	27,400	9,661
Income arising from non taxable items (permanent
differences) (2)	(13,836)	(20,454)	(8,089)
Tax on global activities (3)	(51,878)	(50,600)	(43,625)
	(50,968)	(43,654)	(42,053)

Actual income tax expense (benefit)	$953	$22,194	$15,460

(1) Relates to losses and credit forwards in our Dutch tax jurisdiction, which expire with time, triggering the valuation allowance.

(2) Relates to non taxable income arising from aircraft with a higher tax basis.

(3) The following tables summarizes our global tax activities into each specific tax jurisdiction for each of the years presented:

	Year ended December 31, 2009
		Local	Variance to Dutch	Tax variance as a
	Pre-tax	statutory	statutory tax rate	result of global
	income (loss)	tax rate (1)	of 25.5%	activities (2)
Tax jurisdiction
The Netherlands	$(120,135)	25.5%	0.0%	$—
Ireland	162,520	12.5%	(13.0%)	(21,128)
United States of America	(10,519)	37.3%	11.8%	(1,241)
Sweden	912	19.0%	(6.5)%	(59)
Isle of Man	115,492	0.0%	(25.5)%	(29,450)
	$148,270			$(51,878)

Income arising from non taxable items	55,340
Income from continuing operations
before income tax	$203,610

	Year ended December 31, 2010
		Local	Variance to Dutch	Tax variance as a
	Pre-tax	statutory	statutory tax rate	result of global
	income (loss)	tax rate (1)	of 25.0%	activities (2)
Tax jurisdiction
The Netherlands	$(82,943)	25.0%	0.0%	$—
Ireland	147,291	12.5%	(12.5%)	(18,411)
United States of America	(7,676)	37.6%	12.6%	(967)
Sweden	26	18.7%	(6.3)%	(2)
Isle of Man	124,878	0.0%	(25.0)%	(31,220)
	$181,576			$(50,600)

Income arising from non taxable items	76,650
Income from continuing operations
before income tax	$258,226

	Year ended December 31, 2011
		Local	Variance to Dutch	Tax variance as a
	Pre-tax	statutory	statutory tax rate	result of global
	income (loss)	tax rate (1)	of 25.0%	activities (2)
Tax jurisdiction
The Netherlands	$(33,149)	25.0%	0.0%	$—
Ireland	91,973	12.5%	(12.5%)	(11,497)
United States of America	5,204	37.6%	12.6%	656
Sweden	3,384	18.7%	(6.3)%	(213)
Isle of Man	130,284	0.0%	(25.0)%	(32,571)
	$197,696			$(43,625)

Income arising from non taxable items	32,355
Income from continuing operations
before income tax	$230,051

(1) The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.

(2) The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences. In addition, the U.S. subsidiaries have significant timing difference in respect of payments and receipts under the lease-in, lease-out transactions described in Note 15 and timing differences with respect to capitalized expenses.

     The following tables describe the principal components of our deferred tax assets and liabilities by jurisdiction at December 31, 2010 and 2011.

	December 31, 2010
	The
	Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(13,686)	$73,704	$32,284	$—
Debt	—	18,662	—	—
Share-based compensation	—	—	(778)	—
Inventory	—	—	(6,575)	—
Intangibles	—	3,800	4,581	—
Lessee receivables	—	—	(611)	—
Loss-making contracts	—	—	(481)	—
Interest expense	—	—	(12,936)	—
Accrued maintenance liability	(2,574)	2,320	(6,804)	—
Obligations under capital leases and debt obligations	—	(6,484)	—	—
Investments	—	(2,500)	—	—
Losses and credits forward	(64,346)	(126,049)	(15,745)	(8,471)
Other	(4,610)	1,571	(3,528)	—
Valuation allowance on tax assets	44,696	—	—	—
Net deferred tax (asset) liability	$(40,520)	$(34,976)	$(10,593)	$(8,471)

	December 31, 2011
	The
	Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(15,251)	$146,675	$(1,599)	$—
Debt	—	16,516	—	—
Intangibles	—	2,452	—	—
Loss-making contracts	—	—	1,828	—
Interest expense	—	—	(8,174)	—
Accrued maintenance liability	—	(3,859)	(1,731)	—
Obligations under capital leases and debt obligations	—	(6,064)	—	—
Investments	—	(2,500)	—	—
Losses and credits forward	(73,861)	(186,477)	(6,058)	(7,316)
Other	(2,222)	1,157	814	55
Valuation allowance on tax assets	54,357	—	—	—
Net deferred tax (asset) liability	$(36,977)	$(32,100)	$(14,920)	$(7,261)

The change in the valuation allowance for the deferred tax asset has been as follows:

	Year ended December 31,
	2009	2010	2011
Valuation allowance at beginning of period	$2,550	$17,296	$44,696
Increase of allowance to income tax provision	14,746	27,400	9,661
Valuation allowance at end of period	$17,296	$44,696	$54,357

We did not have any unrecognized tax benefits at December 31, 2009, 2010 and 2011.

     Our primary tax jurisdictions are the Netherlands, United States, Ireland and Sweden. Our tax returns in The Netherlands are open for examination from 2006 forward, in Ireland from 2007 forward, in Sweden from 2006 forward and in the United States from 2008 forward. None of our tax returns are currently subject to examination.

     Our policy is that we recognize accrued interest on the underpayment of income taxes as a component of interest expense and penalties associated with tax liabilities as a component of income tax expense. During 2010, we did not incur any interest on tax payments. There was no accrued interest or accrued penalties on tax payments at either January 1, 2011 or December 31, 2011.

The Netherlands

     The majority of our Netherlands subsidiaries are part of a single Netherlands fiscal unity and are included in a consolidated tax filing. Due to the existence of interest bearing intercompany liabilities, current tax expenses are limited with respect to the Netherlands subsidiaries. The losses and credits forward expire with time which triggers the valuation allowance. Deferred income tax is calculated using the Netherlands corporate income tax rate (25.0%) legislated to be in effect when the temporary differences reverse.

Ireland

     Since 2006, the enacted Irish tax rate is 12.5%. Our principal Irish tax-resident operating subsidiary has significant losses carry forward at December 31, 2011 which give rise to deferred tax assets. The availability of these losses does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and offset net taxable income and loss within our Irish tax group of companies within a given tax year. Accordingly, no Irish tax charge arose during the year. Based on projected taxable profits in our Irish subsidiaries, including our principal Irish tax-resident operating subsidiary where we hold significant Irish tax losses, we expect to recover the full value of our Irish tax assets and have not recognized a valuation allowance against such assets at December 31, 2011.

United States of America

     Our U.S. subsidiaries are assessable to federal and state U.S. taxes. Beginning with the tax year ending December 31, 2006, we filed a consolidated federal income tax return in the U.S. which includes the accounts of AeroTurbine until the date the shares of AeroTurbine were sold (October 7, 2011). The blended federal and state tax rate applicable to our consolidated U.S. group is 37.6% for the year ended December 31, 2011. Due to the existence of tax losses, which expire over time, no current tax expense arose in the U.S. in 2011. Based on projected taxable profits in our U.S. subsidiaries, we expect to recover the full value of our U.S. tax assets and have not recognized a valuation allowance against such assets at December 31, 2011.

Sweden

     The Swedish entity has significant losses carry forward at December 31, 2011, which give rise to deferred tax assets. The availability of these losses does not expire with time. Accordingly, no Swedish current tax charge arose during the year. Based on projected taxable profits in our Swedish subsidiaries we expect to recover the full value of our Swedish tax assets and have not recognized a valuation allowance at December 31, 2011.